Segmented Information and Other Additional Disclosures	12 Months Ended
Mar. 31, 2020
Disclosure Of Operating Segments Abstract
Segmented Information and Other Additional Disclosures

21. Segmented Information and Other Additional Disclosures

The Company operates in one reportable operating segment, being the manufacture and distribution of all-electric transit, school and charter buses.

During the year ended March 31, 2020, the Company was economically dependent on four (2019 - one, 2018 - two) customers who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 86% (2019: 80%, 2018: 100%) of sales.

The Company's revenues allocated by segment for the years ended March 31, 2020, 2019 and 2018 is summarized in the following table. Included in Vehicle sales revenue for the year ended March 31, 2020 is $4,197,850 (2019 - $622,420; 2018 -$nil) received from government grants.

	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Vehicle Sales	$10,438,713	$5,781,853	$3,431,211
Revenue from operating and finance leases	2,920,719	264,699	—
Accretion on promissory note	39,019	36,009	4,779
Rental income	—	—	80,166
Service revenue	33,577	—	—
Finance income	68,375	—	—

Total	$13,500,403	$6,082,561	$3,516,156

The Company's revenues allocated by geography for the years ended March 31, 2020, 2019 and 2018 is as follows:

		For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

United States of America	$13,461,384	$6,046,552	$1,647,556
Canada	39,019	36,009	1,868,600

Total	$13,500,403	$6,082,561	$3,516,156

As at March 31, 2020 and March 31, 2019 the majority of the Company's consolidated non-current assets, being property and equipment, and finance lease receivable are located in the United States.

GreenPower incurred salaries and benefits of $3,262,331 for the year ended March 31, 2020 (2019 - $1,909,196, 2018 - $1,271,673). These costs were allocated to the following expense categories, and to cost of sales, for each of these periods:

	For the Years Ended
	March 31, 2020	March 31, 2019	March 31, 2018

Administrative Fees	$3,128,304	$1,778,178	$1,053,123
Product development costs	—	—	76,340
Sales and marketing	30,000	120,000	75,000
Cost of sales	104,027	11,018	67,210

Total	$3,262,331	$1,909,196	$1,271,673